Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$281,506,666	$-	$-

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$280,164,163	$-	$-

Southland Holding Llc [Member]
Schedule of Fair value, assets measured on recurring basis
Schedule of Fair value, assets measured on recurring basis
	As of
	September 30, 2022
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$8	$8	$—	$—
Total	8	8	—	—

Investments Noncurrent
Private Equity	3,345	—	—	3,345
Total noncurrent	3,345	—	—	3,345
Overall Total	$3,353	$8	$—	$3,345

	As of
	December 31, 2021
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$12	$12	$—	$—
Total	12	12	—	—

Investments Noncurrent
Private Equity	3,925	—	—	3,925
Total noncurrent	3,925	—	—	3,925
Overall Total	$3,937	$12	$—	$3,925